Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Consumer Discretionary Portfolio
May 31, 2023
CPR-NPRT1-0723
1.802163.119
Common Stocks - 99.9%
	Shares	Value ($)
Automobile Components - 3.1%
Automotive Parts & Equipment - 3.1%
Adient PLC (a)	91,400	3,079,266
Aptiv PLC (a)	82,040	7,226,083
Magna International, Inc. Class A (b)	50,640	2,448,950
		12,754,299
Automobiles - 12.8%
Automobile Manufacturers - 12.8%
Tesla, Inc. (a)	262,901	53,613,401
Broadline Retail - 25.6%
Broadline Retail - 25.6%
Amazon.com, Inc. (a)	860,805	103,795,869
eBay, Inc.	23,756	1,010,580
Ollie's Bargain Outlet Holdings, Inc. (a)	35,482	1,955,768
		106,762,217
Building Products - 0.3%
Building Products - 0.3%
The AZEK Co., Inc. (a)	55,046	1,279,820
Consumer Staples Distribution & Retail - 3.2%
Consumer Staples Merchandise Retail - 2.3%
Dollar Tree, Inc. (a)	59,980	8,090,102
Target Corp.	10,835	1,418,627
		9,508,729
Food Distributors - 0.9%
Performance Food Group Co. (a)	71,918	3,976,346
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL		13,485,075
Hotels, Restaurants & Leisure - 18.9%
Casinos & Gaming - 2.5%
Caesars Entertainment, Inc. (a)	51,998	2,132,438
Churchill Downs, Inc.	39,882	5,416,773
Penn Entertainment, Inc. (a)	120,674	3,021,677
		10,570,888
Hotels, Resorts & Cruise Lines - 7.7%
Booking Holdings, Inc. (a)	3,832	9,613,607
Hilton Worldwide Holdings, Inc.	90,151	12,271,354
Marriott International, Inc. Class A	46,969	7,880,929
Royal Caribbean Cruises Ltd. (a)	27,700	2,242,869
		32,008,759
Leisure Facilities - 0.4%
Planet Fitness, Inc. (a)	22,523	1,440,121
Restaurants - 8.3%
ARAMARK Holdings Corp.	120,704	4,765,394
Brinker International, Inc. (a)	26,330	963,151
Chipotle Mexican Grill, Inc. (a)	2,925	6,073,733
Domino's Pizza, Inc.	20,874	6,050,329
Dutch Bros, Inc. (a)(b)	19,571	555,034
McDonald's Corp.	36,285	10,345,216
Starbucks Corp.	61,600	6,014,624
		34,767,481
TOTAL HOTELS, RESTAURANTS & LEISURE		78,787,249
Household Durables - 3.8%
Home Furnishings - 1.7%
Tempur Sealy International, Inc.	196,027	6,986,402
Homebuilding - 2.1%
KB Home	86,860	3,763,644
PulteGroup, Inc.	77,440	5,117,235
		8,880,879
TOTAL HOUSEHOLD DURABLES		15,867,281
Specialty Retail - 20.7%
Apparel Retail - 5.1%
Burlington Stores, Inc. (a)	19,207	2,889,885
TJX Companies, Inc.	225,787	17,338,184
Victoria's Secret & Co. (a)	48,239	985,040
		21,213,109
Automotive Retail - 0.6%
O'Reilly Automotive, Inc. (a)	2,910	2,628,632
Home Improvement Retail - 11.5%
Floor & Decor Holdings, Inc. Class A (a)(b)	85,267	7,785,730
Lowe's Companies, Inc.	99,911	20,095,099
The Home Depot, Inc.	71,101	20,153,578
		48,034,407
Homefurnishing Retail - 0.6%
Wayfair LLC Class A (a)	2,800	112,896
Williams-Sonoma, Inc. (b)	21,520	2,442,735
		2,555,631
Other Specialty Retail - 2.9%
Bath & Body Works, Inc.	39,688	1,398,605
Dick's Sporting Goods, Inc.	74,027	9,439,183
Five Below, Inc. (a)	3,442	593,814
Sally Beauty Holdings, Inc. (a)	53,100	597,906
		12,029,508
TOTAL SPECIALTY RETAIL		86,461,287
Textiles, Apparel & Luxury Goods - 11.5%
Apparel, Accessories & Luxury Goods - 5.4%
Capri Holdings Ltd. (a)	136,088	4,776,689
Levi Strauss & Co. Class A (b)	84,900	1,123,227
lululemon athletica, Inc. (a)	20,730	6,880,909
LVMH Moet Hennessy Louis Vuitton SE	2,183	1,908,658
PVH Corp.	29,958	2,576,987
Tapestry, Inc.	131,368	5,257,347
		22,523,817
Footwear - 6.1%
Deckers Outdoor Corp. (a)	15,827	7,517,825
NIKE, Inc. Class B	144,632	15,223,964
On Holding AG (a)	30,193	828,798
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	23,400	1,202,058
Wolverine World Wide, Inc.	55,890	747,808
		25,520,453
TOTAL TEXTILES, APPAREL & LUXURY GOODS		48,044,270
TOTAL COMMON STOCKS (Cost $282,001,015)		417,054,899

Money Market Funds - 3.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (c)	436,479	436,566
Fidelity Securities Lending Cash Central Fund 5.14% (c)(d)	12,564,007	12,565,264
TOTAL MONEY MARKET FUNDS (Cost $13,001,830)		13,001,830

TOTAL INVESTMENT IN SECURITIES - 103.0% (Cost $295,002,845)	430,056,729
NET OTHER ASSETS (LIABILITIES) - (3.0)%	(12,338,540)
NET ASSETS - 100.0%	417,718,189

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	1,290,832	13,618,432	14,472,698	11,164	-	-	436,566	0.0%
Fidelity Securities Lending Cash Central Fund 5.14%	16,277,814	39,081,065	42,793,615	17,926	-	-	12,565,264	0.0%
Total	17,568,646	52,699,497	57,266,313	29,090	-	-	13,001,830

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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